Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held at End of Year

Schedule H, Part IV, Line 4i - Schedule of Assets

(Held at End of Year)

EIN #36-2090085 Plan #002

December 31, 2025

(a.)	(b.)	(c.)		(d.)	(e.)
			Shares
		Description of	or		Current
	Identity of Issue	Investment	Units	Cost	Value
	Mutual funds
	The American Funds Group	American Balanced Fund	256,203	**	$9,610,190
		American Mutual Fund	148,247	**	8,822,201
		Europacific Growth Fund	72,307	**	4,380,340
		Growth Fund of America	210,861	**	16,989,035
		New Economy Fund	64,303	**	4,737,843
	Nomura	Diversified Income	761,658	**	5,918,083
		Mid Cap Growth	122,292	**	3,383,807
	Vanguard	Total Stock Market Index	59,660	**	9,738,345
		FTSE All-World ex US Index Inv	95,638	**	4,371,620
		Vanguard Mid Cap Index Fund	3,800	**	1,365,562
		Vanguard Small Cap Index Fund	7,703	**	951,910
	Dimensional Fund Advisors	Small Cap Value Inst	45,829	**	2,395,938
	T. Rowe Price	Dividend Growth Adv	74,061	**	6,039,645
	Nuveen	Core Bond	482,829	**	4,480,655
	Common stock fund
*	Methode Electronics, Inc.	Methode Electronics, Inc. Common Stock	201,303	**	1,499,449
	Total investments at fair value				84,684,623

	Investments at contract value
*	Lincoln Financial Group	Lincoln Stable Value Fund	10,066,794	**	12,481,871
	Total investments at contract value				12,481,871

	Total investments				97,166,494
*	Participant loans	Interest rate - 4.25% - 9.50%		-0-	461,431
					$97,627,925
*Party in interest.
**Cost information is not required for participant directed investments and participant loans and, therefore, is not included.